Shareholders’ Equity (Details)							6 Months Ended		12 Months Ended
	May 10, 2024 USD ($) $ / shares shares	Apr. 22, 2024 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	May 31, 2024 $ / shares shares	Sep. 20, 2021 shares
Shareholders’ Equity [Line Items]
Ordinary shares, shares authorized | shares							5,000,000,000		5,000,000,000	5,000,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.00001		$ 0.00001	$ 0.00001
Percentage of after tax profits							10.00%		10.00%
statutory reserves, percentage							50.00%		50.00%
Statutory reserve (in Dollars) | $							$ 465,572			$ 465,572
Ordinary shares, shares issued | shares							6,207,500		5,000,000	5,000,000
Gross proceeds (in Dollars) | $							$ 3,293,096
Ordinary shares per share (in Dollars per share)									$ 0.02	$ 0.02
Warrant shares granted to underwriters | shares							60,375
Declared cash dividends			$ 352,123	¥ 2,500,000						$ 352,123
Capital amount					$ 145,345	¥ 1,000,000
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.00001	$ 0.00001
Net proceeds (in Dollars) | $	$ 2,310,000
Declared cash dividends | $
Mingteng International [Member]
Shareholders’ Equity [Line Items]
statutory reserves, percentage							50.00%			50.00%
Underwriters [Member]
Shareholders’ Equity [Line Items]
Ordinary shares per share (in Dollars per share)											$ 4.8
Underwriters [Member] | Warrant [Member]
Shareholders’ Equity [Line Items]
Warrant shares granted to underwriters | shares							60,375
Mingteng International [Member]
Shareholders’ Equity [Line Items]
Gross proceeds (in Dollars) | $	$ 630,000	$ 4,200,000
Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.00001
Ordinary shares, shares issued | shares									5,000,000			5,000,000
Offering price per share (in Dollars per share)		$ 4
Gross proceeds (in Dollars) | $		$ 4,200,000
Ordinary shares [Member] | Mingteng International [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, shares issued | shares	157,500	1,050,000										5,000,000
IPO [Member]
Shareholders’ Equity [Line Items]
Offering price per share (in Dollars per share)	$ 4	$ 4
IPO [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Warrant to purchase shares | shares											52,500
Over-Allotment Option [Member] | Underwriters [Member]
Shareholders’ Equity [Line Items]
Warrant to purchase shares | shares											7,875
Over-Allotment Option [Member] | Ordinary shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	0.00001
Offering price per share (in Dollars per share)	$ 4
Gross proceeds (in Dollars) | $	$ 630,000